Description of the Plan	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Description of Plan [Line Items]
Description of the Plan	Description of the Plan
The following description of the Oppenheimer & Co. Inc. 401(k) Plan (the “Plan”) provides only general information. Participants should refer to the Plan agreement for a more complete description of the Plan’s provisions.
General - The Plan is a defined contribution plan covering all eligible employees of Oppenheimer & Co. Inc. and Oppenheimer Trust Company of Delaware (collectively, the "Company"). The Company is a subsidiary of Oppenheimer Holdings Inc. (the "Parent"). Employees of the Company who are at least 18 years of age shall be eligible to make elective deferrals into the Plan upon date of hire. Participants who are at least 18 years of age, who have completed one year of service, and who are employed on the last day of the Plan year shall be eligible to receive a discretionary contribution from the Company. Effective August 2, 2024, the BondWave LLC 401(k) Plan merged into the Company's Plan. The Plan is subject to the provisions of the Employee Retirement Income Security Act of 1974 (ERISA). John Hancock Trust Company LLC is the trustee and the custodian of the Plan. The Plan is administered by Manulife John Hancock Retirement, a third‑party administrator.
Contributions - Employees may make salary deferral contributions up to 50 percent of compensation subject to tax deferral limitations established by the Internal Revenue Code. Participants who have reached the age of 50 by the end of the Plan year may also make catch-up contributions to the maximum allowed by Internal Revenue Service (IRS) guidelines. Participants may also make contributions to the Plan in the form of a rollover of funds from another qualified plan (excluding any after-tax contributions) or Individual Retirement Accounts (IRA’s).
The Company may contribute to the Plan a discretionary amount (the “Employer Discretionary Contribution”). The Employer Discretionary Contribution is determined by Oppenheimer Holdings Inc.’s Board of Directors and is subject to guidelines set forth in the Plan agreement and IRS guidelines.
During the Plan year ended December 31, 2025, as permitted under the plan agreement, the Plan adopted a new formula used in computing the discretionary contributions from the Company.
Employer Discretionary Contributions, including amounts allocated for rebates received, for the years ended December 31, 2025 and 2024 were determined as follows:
•4.25% (2024: 3.00%) of the first $30,000 of a participant’s eligible compensation
•3.25% (2024: 2.75%) of the next $10,000 of a participant’s eligible compensation
•3.00% (2024: 1.50%) of the next $25,000 of a participant’s eligible compensation
•1.00% (2024: 0.72%) of the next $35,000 of a participant’s eligible compensation
•0.400% (2024: 0.365%) of the next $75,000 of a participant’s eligible compensation
Note 1 - Description of the Plan (Continued)
The Plan receives rebates of certain mutual fund stockholder service fees. These rebates are placed in a non-settlor account. All amounts in the Plan's non-settlor account will be allocated to participants based on the formula outlined above.
To the extent that the total amount in the Plan's non-settlor account is less than the amount to be allocated, the Company will make up the shortfall. For the years ended December 31, 2025 and 2024, the total Employer Discretionary Contribution was $6,789,822 and $4,939,711, respectively.
Vesting - All participants are immediately and fully vested in all employee elective deferrals and rollovers and the income derived from the investment of such contributions.
Participants vest in employer discretionary contributions plus the income thereon upon the completion of service with the Company or an affiliate at the following rate:

Years of Service	Vested Percentage

Less than 2 years	0%

2 years but less than 3	20%

3 years but less than 4	40%

4 years but less than 5	60%

5 years but less than 6	80%

6 years or more	100%
All years of service with the Company or an affiliate are counted to determine a participant’s non-forfeitable percentage.
As of December 31, 2025 and 2024, forfeited non-vested accounts totaled $341,002 and $316,010, respectively. These accounts were used to reduce employer contributions for the 2025 and 2024 Plan years. Employer contributions were reduced by $170,568 and $158,366 from forfeited non-vested accounts during the years ended December 31, 2025 and 2024, respectively.
Notwithstanding the vesting schedule specified above, a participant shall be 100 percent vested in his or her Employer Discretionary Contribution upon the attainment of normal retirement age, death, or disability if still employed with the Company or an affiliate upon the occurrence of one of these events.
Note 1 - Description of the Plan (Continued)
Participant Accounts - Each participant's account is credited with the participant’s contribution and allocations of the Company's contributions and Plan earnings. The benefit to which a participant is entitled is the benefit that can be provided from the participant's vested account. Participants may direct the investments of their account balances into various investment options offered by the Plan.
Participants may invest in Company Stock under the Plan to a maximum of twenty-five percent (25%) of their total account balance.
Payment of Benefits - Payment of vested benefits under the Plan will be made in the event of a participant’s termination of employment, death, retirement, or financial hardship and may be paid in either a lump-sum distribution or over a certain period of time as determined by IRS rules or by participant election.
Termination - While it has not expressed any intent to do so, the Company has the right under the Plan to discontinue its contributions at any time and to terminate the Plan subject to the provisions set forth in the Plan document and the ERISA. Upon termination of the Plan, participants become 100 percent vested in their accounts.
Notes Receivable From Participants - Active participants may borrow from their account balances a minimum of $1,000 up to a maximum equal to the lesser of $50,000 or 50% of their vested account balance. The loans are secured by the balance in the participant's account. Interest is stated at a reasonable rate determined on the note date. The notes receivable and interest repayments are reinvested in accordance with the participant’s current investment selection. Principal and interest is paid ratably through monthly payroll deductions.
Party-in-Interest Transactions - Certain plan assets are in investments of the Parent of the Company, therefore, these transactions qualify as party-in-interest transactions as defined under ERISA guidelines.